Leases - Schedule of Right-of-Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Total right-of-use assets	$ 2,052	$ 2,289
Total lease liabilities	$ 2,081